Summary of Significant Accounting Policies - Effect of Dilutive Shares (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Basic weighted average shares outstanding	4,878,691	4,865,968	4,872,064
Dilutive effect of stock options	17,157	9,670	2,077
Dilutive weighted average shares outstanding	4,895,848	4,875,638	4,874,141
Net income	$ 3,703,548	$ 6,736,654	$ 7,588,901
Net income per share-basic	$ 0.76	$ 1.38	$ 1.56
Net income per share-diluted	$ 0.76	$ 1.38	$ 1.56